Expense Example, No Redemption	Dec. 31, 2025 USD ($)
Vident U.S. Bond Strategy ETF™ | Vident U.S. Bond Strategy ETF™ Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	518
Vident U.S. Equity Strategy ETF™ | Vident U.S. Equity Strategy ETF™ Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
Vident International Equity Strategy ETF™ | Vident International Equity Strategy ETF™ Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	$ 762